Cover	Jan. 31, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 31, 2022
Entity File Number	001-38716
Entity Registrant Name	Gamida Cell Ltd.
Entity Central Index Key	0001600847
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	5 Nahum Heftsadie Street
Entity Address, Address Line Two	Givaat Shaul
Entity Address, City or Town	Jerusalem
Entity Address, Country	IL
Entity Address, Postal Zip Code	91340
City Area Code	+972
Local Phone Number	659-5666
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, NIS 0.01 par value
Trading Symbol	GMDA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false